Goodwill and Intangible Assets - Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 1,753	$ 1,761
Effects of foreign currency translation	3	(3)
Divestitures		(5)
Ending Balance	1,756	1,753
Chassis Systems [Member]
Goodwill [Line Items]
Beginning Balance	795	800
Effects of foreign currency translation	1	0
Divestitures		(5)
Ending Balance	796	795
Occupant Safety Systems [Member]
Goodwill [Line Items]
Beginning Balance	535	538
Effects of foreign currency translation	2	(3)
Divestitures		0
Ending Balance	537	535
Electronics [Member]
Goodwill [Line Items]
Beginning Balance	423	423
Effects of foreign currency translation	0	0
Divestitures		0
Ending Balance	$ 423	$ 423